SCHEDULE OF FINANCE LEASE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Leases
Depreciation of finance lease right-of-use assets	$ 45,548		$ 94,171
Interest on finance lease liabilities	23,712		46,160
Total finance lease costs	$ 69,260		$ 140,331